Distribution Date:	10/17/23	JPMBB Commercial Mortgage Securities Trust 2013-C15
Determination Date:	10/11/23
Next Distribution Date:	11/17/23
Record Date:	09/29/23	Commercial Mortgage Pass-Through Certificates
Series 2013-C15

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	LNR Partners, LLC
Current Mortgage Loan and Property Stratification	8-12		LNR CMBS Notices	(305) 695-5600	lnr.cmbs.notices@lnrproperty.com
Mortgage Loan Detail (Part 1)	13		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 2)	14	Senior Trust Advisor	Pentalpha Surveillance LLC
Principal Prepayment Detail	15		Don Simon	(203) 660-6100
Historical Detail	16		PO Box 4839 | Greenwich, CT 06831 | United States
Delinquency Loan Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Collateral Stratification and Historical Detail	18		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	19				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	20
Modified Loan Detail	21
Historical Liquidated Loan Detail	22
Historical Bond / Collateral Loss Reconciliation Detail	23
Interest Shortfall Detail - Collateral Level	24
Supplemental Notes	25

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 25

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46640NAA6	1.232600%	63,681,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46640NAB4	2.976800%	285,321,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2FL	46640NBA5	6.096680%	80,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2FX	46640NAZ1	2.976800%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46640NAC2	3.697500%	21,444,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	46640NAD0	4.096000%	110,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-5	46640NAE8	4.131000%	206,902,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	46640NAF5	3.659100%	67,687,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	46640NAJ7	4.419600%	93,942,000.00	18,142,390.02	18,142,390.02	66,818.42	0.00	0.00	18,209,208.44	0.00	0.00%	22.12%
B	46640NAK4	4.926700%	76,047,000.00	76,047,000.00	76,047,000.00	312,217.30	0.00	0.00	76,359,217.30	0.00	0.00%	15.75%
C	46640NAL2	4.972069%	44,734,000.00	44,734,000.00	44,734,000.00	185,350.43	0.00	0.00	44,919,350.43	0.00	0.00%	12.00%
D	46640NAP3	4.972069%	59,646,000.00	59,646,000.00	177,649.29	247,136.67	0.00	0.00	424,785.96	59,468,350.71	50.80%	7.00%
E	46640NAR9	3.500000%	23,858,000.00	23,858,000.00	0.00	0.00	0.00	0.00	0.00	23,858,000.00	31.07%	5.00%
F	46640NAT5	3.585000%	11,929,000.00	11,929,000.00	0.00	0.00	0.00	0.00	0.00	11,929,000.00	21.20%	4.00%
NR	46640NAV0	3.585000%	47,716,349.00	45,136,843.90	0.00	2,053.54	0.00	19,511,837.70	2,053.54	25,625,006.20	0.00%	0.00%
R	46640NAX6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,192,907,349.00	279,493,233.92	139,101,039.31	813,576.36	0.00	19,511,837.70	139,914,615.67	120,880,356.91

X-A	46640NAG3	0.552469%	928,977,000.00	18,142,390.02	0.00	8,352.59	0.00	0.00	8,352.59	0.00
X-B	46640NAH1	0.045369%	76,047,000.00	76,047,000.00	0.00	2,875.13	0.00	0.00	2,875.13	0.00
X-C	46640NAM0	1.412128%	83,503,349.00	80,923,843.90	0.00	95,229.05	0.00	0.00	95,229.05	61,412,006.20
Notional SubTotal			1,088,527,349.00	175,113,233.92	0.00	106,456.77	0.00	0.00	106,456.77	61,412,006.20

Deal Distribution Total					139,101,039.31	920,033.13	0.00	19,511,837.70	140,021,072.44

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 25

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46640NAA6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46640NAB4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2FL	46640NBA5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2FX	46640NAZ1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46640NAC2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	46640NAD0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5	46640NAE8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	46640NAF5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	46640NAJ7	193.12331034	193.12331034	0.71127313	0.00000000	0.00000000	0.00000000	0.00000000	193.83458347	0.00000000
B	46640NAK4	1,000.00000000	1,000.00000000	4.10558339	0.00000000	0.00000000	0.00000000	0.00000000	1,004.10558339	0.00000000
C	46640NAL2	1,000.00000000	1,000.00000000	4.14339049	0.00000000	0.00000000	0.00000000	0.00000000	1,004.14339049	0.00000000
D	46640NAP3	1,000.00000000	2.97839402	4.14339050	0.00000000	0.00000000	0.00000000	0.00000000	7.12178453	997.02160598
E	46640NAR9	1,000.00000000	0.00000000	0.00000000	2.91666653	2.91666653	0.00000000	0.00000000	0.00000000	1,000.00000000
F	46640NAT5	1,000.00000000	0.00000000	0.00000000	2.98750021	2.98750021	0.00000000	0.00000000	0.00000000	1,000.00000000
NR	46640NAV0	945.94085352	0.00000000	0.04303640	2.78296187	19.85355145	0.00000000	408.91304781	0.04303640	537.02780571
R	46640NAX6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46640NAG3	19.52942863	0.00000000	0.00899117	0.00000000	0.00000000	0.00000000	0.00000000	0.00899117	0.00000000
X-B	46640NAH1	1,000.00000000	0.00000000	0.03780728	0.00000000	0.00000000	0.00000000	0.00000000	0.03780728	0.00000000
X-C	46640NAM0	969.10896232	0.00000000	1.14042192	0.00000000	0.00000000	0.00000000	0.00000000	1.14042192	735.44363113

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 25

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2FL	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2FX	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	09/01/23 - 09/30/23	30	0.00	8,352.59	0.00	8,352.59	0.00	0.00	0.00	8,352.59	0.00
X-B	09/01/23 - 09/30/23	30	0.00	2,875.13	0.00	2,875.13	0.00	0.00	0.00	2,875.13	0.00
X-C	09/01/23 - 09/30/23	30	0.00	95,229.05	0.00	95,229.05	0.00	0.00	0.00	95,229.05	0.00
A-S	09/01/23 - 09/30/23	30	0.00	66,818.42	0.00	66,818.42	0.00	0.00	0.00	66,818.42	0.00
B	09/01/23 - 09/30/23	30	0.00	312,217.30	0.00	312,217.30	0.00	0.00	0.00	312,217.30	0.00
C	09/01/23 - 09/30/23	30	0.00	185,350.43	0.00	185,350.43	0.00	0.00	0.00	185,350.43	0.00
D	09/01/23 - 09/30/23	30	0.00	247,136.67	0.00	247,136.67	0.00	0.00	0.00	247,136.67	0.00
E	09/01/23 - 09/30/23	30	0.00	69,585.83	0.00	69,585.83	69,585.83	0.00	0.00	0.00	69,585.83
F	09/01/23 - 09/30/23	30	0.00	35,637.89	0.00	35,637.89	35,637.89	0.00	0.00	0.00	35,637.89
NR	09/01/23 - 09/30/23	30	814,546.21	134,846.32	0.00	134,846.32	132,792.78	2,053.54	0.00	2,053.54	947,338.99
Totals			814,546.21	1,158,049.63	0.00	1,158,049.63	238,016.50	2,053.54	0.00	920,033.13	1,052,562.71

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 25

	Additional Information
Total Available Distribution Amount (1)	140,021,072.44
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 25

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,162,509.14	Master Servicing Fee	2,113.64
Interest Reductions due to Nonrecoverability Determination	(452,466.94)	Certificate Administrator Fee	787.24
Interest Adjustments	383,416.66	Trustee Fee	97.82
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	116.46
ARD Interest	0.00	Senior Trust Advisor Fee	454.18
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	1,093,458.86	Total Fees	3,569.34

Principal		Expenses/Reimbursements
Scheduled Principal	155,811,974.21	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	2,800,902.80	Special Servicing Fees (Monthly)	32,361.69
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	651,385.96
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	19,000,000.00
Total Principal Collected	158,612,877.01	Total Expenses/Reimbursements	19,683,747.65

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	920,033.13
Gain on Sale / Excess Liquidation Proceeds	2,053.54	Principal Distribution	139,101,039.31
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	2,053.54	Total Payments to Certificateholders and Others	140,021,072.44
Total Funds Collected	159,708,389.41	Total Funds Distributed	159,708,389.43

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 25

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	279,493,233.92	279,493,233.92	Beginning Certificate Balance	279,493,233.92
(-) Scheduled Principal Collections	155,811,974.21	155,811,974.21	(-) Principal Distributions	139,101,039.31
(-) Unscheduled Principal Collections	2,800,902.80	2,800,902.80	(-) Realized Losses	19,511,837.70
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	651,385.96
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	18,860,451.74
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	120,880,356.91	120,880,356.91	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	279,709,811.31	279,709,811.31	Ending Certificate Balance	120,880,356.91
Ending Actual Collateral Balance	121,096,934.28	121,096,934.28

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	651,385.96	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	651,385.96	0.00	Net WAC Rate	4.97%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 25

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	$9,999,999 or less	2	10,487,053.09	8.68%	0	5.1379	1.828583	1.30 or less	2	110,393,303.82	91.32%	(1)	4.6949	1.179067
$10,000,000 to $24,999,999		1	10,393,303.82	8.60%	0	5.5500	0.664000	1.31 to 1.40	0	0.00	0.00%	0	0.0000	0.000000
$25,000,000 to $49,999,999		0	0.00	0.00%	0	0.0000	0.000000	1.41 to 1.50	0	0.00	0.00%	0	0.0000	0.000000
$50,000,000 to $99,999,999		0	0.00	0.00%	0	0.0000	0.000000	1.51 to 1.60	0	0.00	0.00%	0	0.0000	0.000000
$100,000,000 or Greater		1	100,000,000.00	82.73%	(1)	4.6060	1.232600	1.61 to 1.75	1	4,515,553.04	3.74%	0	5.4650	1.633900
	Totals	4	120,880,356.91	100.00%	(1)	4.7333	1.235417	1.76 to 2.00	1	5,971,500.05	4.94%	0	4.8905	1.975800
								2.01 to 2.25	0	0.00	0.00%	0	0.0000	0.000000
								2.26 or Greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	4	120,880,356.91	100.00%	(1)	4.7333	1.235417
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 25

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Alabama	4	2,342,728.41	1.94%	0	4.8905	1.975800
							Multi-Family	3	4,515,553.04	3.74%	0	5.4650	1.633900
Georgia	2	1,138,598.77	0.94%	0	4.8905	1.975800
							Office	1	100,000,000.00	82.73%	(1)	4.6060	1.232600
Illinois	3	4,515,553.04	3.74%	0	5.4650	1.633900
							Retail	13	16,364,803.87	13.54%	0	5.3093	1.142674
Michigan	2	10,393,303.82	8.60%	0	5.5500	0.664000
							Totals	17	120,880,356.91	100.00%	(1)	4.7333	1.235417
Missouri	1	540,629.63	0.45%	0	4.8905	1.975800

Texas	1	458,716.05	0.38%	0	4.8905	1.975800

Washington, DC	1	100,000,000.00	82.73%	(1)	4.6060	1.232600

Wisconsin	3	1,490,827.17	1.23%	0	4.8905	1.975800

Totals	17	120,880,356.91	100.00%	(1)	4.7333	1.235417

Note: Please refer to footnotes on the next page of the report.

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				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.30000% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.30001% to 4.50000%	0	0.00	0.00%	0	0.0000	0.000000	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.50001% to 4.70000%	1	100,000,000.00	82.73%	(1)	4.6060	1.232600	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.70001% to 4.90000%	1	5,971,500.05	4.94%	0	4.8905	1.975800	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.90001% to 5.10000%	0	0.00	0.00%	0	0.0000	0.000000	49 months or greater	4	120,880,356.91	100.00%	(1)	4.7333	1.235417
	5.10001% to 5.30000%	0	0.00	0.00%	0	0.0000	0.000000	Totals	4	120,880,356.91	100.00%	(1)	4.7333	1.235417
	5.30001% to 5.50000%	1	4,515,553.04	3.74%	0	5.4650	1.633900
	5.50001 or Greater	1	10,393,303.82	8.60%	0	5.5500	0.664000
	Totals	4	120,880,356.91	100.00%	(1)	4.7333	1.235417
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 25

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	4	120,880,356.91	100.00%	(1)	4.7333	1.235417	Interest Only	1	100,000,000.00	82.73%	(1)	4.6060	1.232600
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	299 Months or Less	3	20,880,356.91	17.27%	0	5.3430	1.248906
	85 months or Greater	0	0.00	0.00%	0	0.0000	0.000000	300 to 330 Months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	4	120,880,356.91	100.00%	(1)	4.7333	1.235417	331 Months or Greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	4	120,880,356.91	100.00%	(1)	4.7333	1.235417
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 25

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000			No outstanding loans in this group
	12 months or less	2	105,971,500.05	87.67%	(1)	4.6220	1.274479
	13 to 24 months	1	10,393,303.82	8.60%	0	5.5500	0.664000
	25 months or greater	1	4,515,553.04	3.74%	0	5.4650	1.633900
	Totals	4	120,880,356.91	100.00%	(1)	4.7333	1.235417
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 25

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
3	300940003	OF	Washington	DC	Actual/360	4.606%	383,416.66	0.00	0.00	N/A	09/01/23	--	100,000,000.00	100,000,000.00	10/01/23
6	695100194	OF	New York	NY	Actual/360	5.050%	159,078.54	37,800,840.08	0.00	N/A	10/06/23	--	37,800,840.08	0.00	10/06/23
10	695100195	OF	New York	NY	Actual/360	5.050%	112,518.96	26,737,178.96	0.00	N/A	10/06/23	--	26,737,178.96	0.00	10/06/23
13	300940013	IN	Everett	WA	Actual/360	4.910%	70,617.37	17,258,828.86	0.00	N/A	10/01/23	--	17,258,828.86	0.00	10/01/23
21	695100204	RT	Southfield	MI	Actual/360	5.550%	0.00	0.00	0.00	N/A	10/06/23	--	10,393,303.82	10,393,303.82	01/06/23
24	300940024	MF	Rochester Hills	MI	Actual/360	5.430%	45,568.83	10,070,460.11	0.00	N/A	10/01/23	--	10,070,460.11	0.00	10/01/23
25	695100201	RT	Various	OH	Actual/360	5.765%	45,796.02	9,532,561.70	0.00	N/A	10/06/23	--	9,532,561.70	0.00	10/06/23
27	300940027	RT	Knoxville	TN	Actual/360	4.987%	47,792.08	11,500,000.00	0.00	N/A	10/01/23	--	11,500,000.00	0.00	10/01/23
28	300940028	OF	Macomb	MI	Actual/360	5.366%	41,005.96	9,170,172.77	0.00	N/A	10/06/23	--	9,170,172.77	0.00	10/06/23
30	300940030	MF	Terre Haute	IN	Actual/360	5.260%	33,612.11	7,668,162.90	0.00	N/A	10/01/23	--	7,668,162.90	0.00	10/01/23
37	300940037	LO	North Chesterfield	VA	Actual/360	5.336%	26,338.43	5,923,186.16	0.00	N/A	10/01/23	--	5,923,186.16	0.00	10/01/23
43	300940043	RT	Various	Various	Actual/360	4.891%	24,394.44	14,253.45	0.00	10/01/23	12/01/27	--	5,985,753.50	5,971,500.05	10/01/23
51	300940051	LO	Mechanicsville	VA	Actual/360	5.336%	20,260.33	4,556,297.12	0.00	N/A	10/01/23	--	4,556,297.12	0.00	10/01/23
52	695100197	OF	San Clemente	CA	Actual/360	5.374%	22,405.81	5,003,158.96	0.00	N/A	10/06/23	--	5,003,158.96	0.00	10/06/23
53	883100160	RT	Riverside	CA	Actual/360	5.361%	21,597.81	4,834,428.38	0.00	N/A	10/06/23	--	4,834,428.38	0.00	10/06/23
55	695100203	MF	Chicago	IL	Actual/360	5.465%	0.00	0.00	0.00	N/A	10/06/23	--	4,515,553.04	4,515,553.04	09/06/23
59	695100199	RT	Las Vegas	NV	Actual/360	5.720%	16,070.30	3,371,391.72	0.00	N/A	10/06/23	--	3,371,391.72	0.00	10/06/23
64	300940064	RT	Bellflower	CA	Actual/360	5.260%	12,321.22	2,810,925.54	0.00	N/A	09/01/23	--	2,810,925.54	0.00	10/01/23
67	300940067	RT	Norfolk	VA	Actual/360	5.420%	10,663.99	2,361,030.30	0.00	N/A	10/01/23	--	2,361,030.30	0.00	10/01/23
Totals							1,093,458.86	158,612,877.01	0.00				279,493,233.92	120,880,356.91
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
3	9,405,050.24	4,427,590.12	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
6	5,219,342.63	3,021,464.81	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
10	4,637,273.61	2,521,374.62	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
21	947,112.31	188,187.07	01/01/22	03/31/22	12/12/22	898,568.41	54,363.20	0.00	0.00	0.00	651,385.96
24	2,146,346.00	1,102,864.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,249,611.36	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,161,301.44	814,931.95	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,015,141.27	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
37	737,635.39	807,592.00	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
43	906,299.80	503,910.80	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
51	793,643.00	901,481.75	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
52	0.00	270,671.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
53	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
55	592,925.74	160,150.32	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
59	506,905.57	285,221.38	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
64	319,663.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
67	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	29,638,251.36	15,005,439.82				898,568.41	54,363.20	0.00	0.00	0.00	651,385.96

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
64	300940064	2,800,902.80	Disposition	0.00	0.00
Totals		2,800,902.80		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 15 of 25

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	2,800,902.80	4.733308%	4.489663%	(1)
09/15/23	0	0.00	0	0.00	1	10,393,303.82	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.991216%	4.873325%	1
08/17/23	0	0.00	0	0.00	1	10,419,811.81	0	0.00	0	0.00	0	0.00	0	0.00	2	8,836,970.23	5.023240%	4.995287%	2
07/17/23	0	0.00	0	0.00	1	10,446,193.72	0	0.00	0	0.00	0	0.00	0	0.00	4	78,503,192.78	5.042783%	5.014843%	3
06/16/23	0	0.00	0	0.00	1	10,474,057.22	0	0.00	0	0.00	0	0.00	0	0.00	6	154,540,307.90	5.128114%	5.102621%	4
05/17/23	0	0.00	0	0.00	1	10,500,181.11	0	0.00	0	0.00	0	0.00	0	0.00	1	3,113,761.15	5.176591%	5.153773%	4
04/17/23	0	0.00	0	0.00	1	10,527,796.06	0	0.00	0	0.00	0	0.00	0	0.00	1	11,773,681.00	5.181367%	5.158223%	5
03/17/23	0	0.00	0	0.00	1	10,553,664.35	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.187576%	5.164656%	6
02/17/23	0	0.00	0	0.00	1	10,584,281.54	0	0.00	1	0.00	0	0.00	0	0.00	1	2,786,016.23	5.187880%	5.164955%	7
01/18/23	0	0.00	0	0.00	2	16,002,030.04	0	0.00	1	5,392,148.88	0	0.00	0	0.00	0	0.00	5.193242%	5.167794%	8
12/16/22	0	0.00	0	0.00	2	16,037,509.95	0	0.00	1	5,402,150.93	0	0.00	0	0.00	0	0.00	5.199423%	5.173518%	9
11/18/22	0	0.00	0	0.00	2	16,075,318.89	0	0.00	1	5,412,967.24	0	0.00	0	0.00	0	0.00	5.199686%	5.173775%	10
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
21	695100204	01/06/23	8	5	0.00	0.00	0.00	10,609,881.17	09/02/22	2
55	695100203	09/06/23	0	5	0.00	0.00	0.00	4,515,553.05
Totals					0.00	0.00	0.00	15,125,434.22
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		114,908,857	100,000,000	14,908,857		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		5,971,500	5,971,500	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-23	120,880,357	110,487,053	0	0	10,393,304	0
Sep-23	279,493,234	169,099,930	100,000,000	0	10,393,304	0
Aug-23	299,451,559	289,031,747	0	0	10,419,812	0
Jul-23	317,274,114	306,827,920	0	0	10,446,194	0
Jun-23	412,156,758	401,682,700	0	0	10,474,057	0
May-23	582,981,371	572,481,190	0	0	10,500,181	0
Apr-23	597,065,850	586,538,054	0	0	10,527,796	0
Mar-23	609,885,050	599,331,385	0	0	10,553,664	0
Feb-23	611,145,827	600,561,545	0	0	10,584,282	0
Jan-23	617,572,944	601,570,914	0	0	10,609,881	5,392,149
Dec-22	627,111,693	611,074,183	0	0	10,635,359	5,402,151
Nov-22	628,239,197	612,163,878	0	0	10,662,352	5,412,967
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 18 of 25

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
3	300940003	100,000,000.00	100,000,000.00	213,000,000.00	04/12/13	3,853,524.62	1.23260	06/30/23	09/01/23	I/O
21	695100204	10,393,303.82	10,609,881.17	10,450,000.00	10/13/22	152,009.32	0.66400	03/31/22	10/06/23	209
64	300940064	0.00	-	6,300,000.00	07/19/13	316,668.00	1.18100	12/31/22	09/01/23	178
Totals		110,393,303.82	110,609,881.17	229,750,000.00		4,322,201.94

© 2021 Computershare. All rights reserved. Confidential.										Page 19 of 25

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
3	300940003	OF	DC	08/29/23	2

The loan transferred SS on 8/29/23 and did not pay off on the 9/1/23 maturity date. The loan is secured by an office building in Washington, DC. Borrower was unable to sell or refinance the loan ahead of the maturity and has engaged a 3rd party advisor to engage in workout discussions. Lender is in the process of engaging counsel and will dual track foreclosure with workout discussions.

21	695100204	RT	MI	09/02/22	2

The Loan transferred SS on 9/6/22 due to delinquent payments. The Loan is 120+ days delinquent. The subject property, Southfield Retail Portfolio consist of 2 single-story retail buildings (Sherwood Square and Greenfield Plaza) totaling 188,973

SF or iginally built in 1977 (renovated in 2003) and 1990 located in Southfield, MI. Sherwood Square ("Sherwood") is an approximately 23 year old (built in 1990), 83,839 SFG single story, community shopping center on a 6.89-acre parcel.

The major tenants at the property are Salvation Army (occupying 29869.00 SF_ 35.05% of GLA_1/31/2024 Lease Expiration), HOME CENTER (occupying 12200.00 SF_ 14.32% of GLA_7/31/2026 Lease Expiration), Dollar Tree (occupying

10640.00 SF_ 12.48% of GLA_7/31/2024 Lease Expiration). Greenfield Plaza ("Greenfield') is an approximately 36 year old (built in 1977), 107,685 SFG, single story, retail shopping center on a 6.41-acre parcel. The Subject was built in 1977 with addition constructed at the southern end of the site in 2002 for Art Van Furniture (Van Art filed for BK in March 2020 and subsequently vacated). The major tenants at the property are Family Dollar (occupying 11960.00 SF_ 11.43% of

GLA_3/31/2025 Lease Expiration). The Lender will dual track foreclosur e/receivership proceedings while continuing discussions with the Borrower until a resolution is reached. The Borrower is attempting to sell the properties and has entered into a purchase agreement for each of the properties.

64	300940064	RT	CA	09/15/23	11

The Loan transferred to the Special Servicer (SS) on 9/20/2023 as the Loan was not paid in full at Maturity on 9/1/23. The collateral consists of a one-story, 13.6K SF retail property 100% occupied by Walgreens located in Bellflower, CA. The property is a full-service Walgreens with a drive-thru pharmacy, with an LXP of 2078. The 10-yr term, 25-yr amo refinance Loan was used to refi. the prior Loan of $3.58MM along with receive an $80K cash-out. The Special Servicer will gather additional information and simultaneously discuss workout strategies deemed appropriate to achieve the highest net present value recovery.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
2	300940002	107,241,964.80	5.25000%	107,241,964.80	5.25000%	9	08/05/20	07/31/20	08/11/20
2	300940002	0.00	5.25000%	0.00	5.25000%	10	09/10/20	07/31/20	08/11/20
9	695100206	28,636,670.04	5.42500%	28,636,670.04	5.42500%	10	09/10/20	09/06/20	10/13/20
9	695100206	0.00	5.42500%	0.00	5.42500%	10	08/05/20	09/06/20	10/13/20
37	300940037	0.00	5.33600%	0.00	5.33600%	10	12/28/20	12/28/20	02/11/21
Totals		135,878,634.84		135,878,634.84
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
31	695100202	02/17/22	8,170,526.71	4,000,000.00	9,581,879.63	262,926.10	8,231,766.97	7,968,840.87	201,685.84	0.00	170,393.52	31,292.32	0.31%
40	695100193	02/15/19	6,772,141.91	7,800,000.00	9,308,100.44	1,402,124.20	9,308,100.44	7,905,976.24	0.00	0.00	0.00	0.00	0.00%
41	883100143	10/17/22	5,999,429.09	11,500,000.00	6,791,100.73	570,102.99	6,791,100.73	6,220,997.74	0.00	0.00	(2,498.55)	2,498.55	0.03%
50	883100151	02/17/23	5,392,148.88	4,810,000.00	5,422,068.93	1,531,527.23	4,327,595.23	2,796,068.00	2,596,080.88	0.00	50,996.76	2,545,084.12	40.39%
64	300940064	10/17/23	2,810,925.54	6,300,000.00	2,874,859.72	50,269.96	2,874,859.72	2,824,589.76	0.00	0.00	0.00	0.00	0.00%
Current Period Totals			2,810,925.54	6,300,000.00	2,874,859.72	50,269.96	2,874,859.72	2,824,589.76	0.00	0.00	0.00	0.00
Cumulative Totals			29,145,172.13	34,410,000.00	33,978,009.45	3,816,950.48	31,533,423.09	27,716,472.61	2,797,766.72	0.00	218,891.73	2,578,874.99

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	10/17/23	18,860,451.74	2,053.54	0.00	0.00	0.00	18,860,451.74	0.00	0.00	18,860,451.74
		10/17/22	0.00	1,286.18	0.00	0.00	0.00	0.00	0.00	0.00
31	695100202	04/17/23	0.00	0.00	31,292.32	0.00	0.00	(1,085.36)	0.00	0.00	31,703.42
		02/17/23	0.00	0.00	32,788.78	0.00	0.00	411.10	0.00	0.00
		01/18/23	0.00	0.00	32,377.68	0.00	0.00	171.39	0.00	0.00
		11/18/22	0.00	0.00	32,206.29	0.00	0.00	77.34	0.00	0.00
		09/16/22	0.00	0.00	32,128.95	0.00	0.00	40.70	0.00	0.00
		08/17/22	0.00	0.00	32,088.25	0.00	0.00	(170,056.61)	0.00	0.00
		06/17/22	0.00	0.00	202,144.86	0.00	0.00	270.21	0.00	0.00
		05/17/22	0.00	0.00	201,874.65	0.00	0.00	188.81	0.00	0.00
		02/17/22	0.00	0.00	201,685.84	0.00	0.00	201,685.84	0.00	0.00
40	695100193	09/16/22	0.00	0.00	0.00	0.00	0.00	(198.00)	0.00	0.00	0.00
		11/18/20	0.00	0.00	198.00	0.00	0.00	198.00	0.00	0.00
		02/15/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
41	883100143	09/15/23	0.00	0.00	2,498.55	0.00	0.00	0.26	0.00	0.00	2,718.29
		08/17/23	0.00	0.00	2,498.55	0.00	0.00	398.60	0.00	0.00
		06/16/23	0.00	0.00	2,319.43	0.00	0.00	219.74	0.00	0.00
		04/17/23	0.00	0.00	2,099.69	0.00	0.00	1,968.00	0.00	0.00
		01/18/23	0.00	0.00	131.69	0.00	0.00	73.89	0.00	0.00
		10/25/22	0.00	0.00	0.00	0.00	0.00	57.80	0.00	0.00
50	883100151	07/17/23	0.00	0.00	2,545,084.12	0.00	0.00	(50,996.76)	0.00	0.00	2,545,084.12
		02/17/23	0.00	0.00	2,596,080.88	0.00	0.00	2,596,080.88	0.00	0.00
64	300940064	10/17/23	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			18,860,451.74	2,053.54	0.00	0.00	0.00	18,860,451.74	0.00	0.00	18,860,451.74
Cumulative Totals			18,860,451.74	3,339.72	2,578,874.99	0.00	0.00	21,439,957.57	0.00	0.00	21,439,957.57

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
3	(383,416.66)	0.00	28,861.69	0.00	0.00	0.00	0.00	383,833.33	0.00	0.00	0.00	0.00
21	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	48,069.03	0.00	0.00	0.00	0.00
55	0.00	0.00	0.00	0.00	0.00	0.00	0.00	20,564.58	0.00	0.00	0.00	0.00
Total	(383,416.66)	0.00	32,361.69	0.00	0.00	0.00	0.00	452,466.94	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		101,411.97

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Supplemental Notes
None

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